Supplemental cash flow information	12 Months Ended
Dec. 31, 2025
Statement of cash flows [abstract]
Supplemental cash flow information
Note 27 - Supplemental cash flow information
The Group's non-cash investing and financing activities were as follows:

	Year ended December 31
Non-cash investing and financing activities	2025	2024	2023
Purchases of intangible assets in trade payables - related parties and accrued expenses - related parties	175,495	140,007	129,019
Initial recognition of ROU assets and lease liabilities	16,826	70,078	54,569
Transaction fees related to equity issuance	16,241	—	—
Purchases of property, plant and equipment in trade payables	7,801	114,486	96,011
Initial recognition of investment in associates	—	9,608	29,400
Changes in the Group's current and non-current liabilities arising from financing activities were as follows:

	Loans and borrowings	Convertible liabilities	Other financing liabilities	Earn-out rights and Class C Shares liabilities	Lease liabilities	Total
Balance as of January 1, 2024	2,036,755	1,274,899	176,614	161,402	127,248	3,776,918
of which outstanding principal	2,026,665	1,257,194	176,614	—	—	3,460,473
of which accrued interest	10,090	17,705	—	—	—	27,795
Changes from other items
Proceeds from short-term borrowings	3,273,142	—	138,121	—	—	3,411,263
Proceeds from long-term borrowings	938,474	—	—	—	—	938,474
Repayments of borrowings	(2,755,562)	—	(134,337)	—	—	(2,889,899)
Repayments of lease liabilities	—	—	—	—	(35,646)	(35,646)
Total changes from financing cash flows	1,456,054	—	3,784	—	(35,646)	1,424,192
Changes from other items
Initial recognition of lease liabilities	—	—	—	—	70,078	70,078
Cancellation of lease liabilities	—	—	—	—	(21,151)	(21,151)
Interest expense[1]	174,480	127,032	6,689	—	7,423	315,624
Interest paid	(165,642)	(104,285)	—	—	(7,423)	(277,350)

Amortization of loan fees	3,086	—	—	—	—	3,086
Total changes from other items	11,924	22,747	6,689	—	48,927	90,287
Changes from effects of foreign exchange rates	(46,461)	—	(4,387)	—	(5,258)	(56,106)
Adjustment for revised cash flow estimate	—	—	(2,478)	—	—	(2,478)
Loss on debt modification	—	2,761	—	—	—	2,761
Changes from effects of fair value measurement	—	—	—	(129,124)	—	(129,124)
Changes from interest on fair value measurement	—	—	—	—	—	—
Balance as of December 31, 2024	3,458,272	1,300,407	180,222	32,278	135,271	5,106,450
of which outstanding principal	3,439,629	1,257,637	179,853	—	—	4,877,119
of which accrued interest	18,643	42,770	369	—	—	61,782

Balance as of January 1, 2025	3,458,272	1,300,407	180,222	32,278	135,271	5,106,450
Changes from financing cash flows
Proceeds from short-term borrowings	3,656,665	300,000	197,955	—	—	4,154,620
Proceeds from long-term borrowings	—	—	191,322	—	—	191,322
Repayments of borrowings	(2,933,506)	—	(183,932)	—	—	(3,117,438)
Repayments of lease liabilities	—	—	—	—	(33,752)	(33,752)
Total changes from financing cash flows	723,159	300,000	205,345	—	(33,752)	1,194,752
Changes from other items
Initial recognition of lease liabilities	—	—	—	—	16,826	16,826
Cancellation of lease liabilities	—	—	—	—	(5,734)	(5,734)
Interest expense[1]	228,943	114,752	489	—	4,587	348,771
Interest paid	(213,310)	(93,183)	—	—	(4,587)	(311,080)
Amortization of loan fees	5,214	—	—	—	—	5,214
Total changes from other items	20,847	21,569	489	—	11,092	53,997
Changes from effects of foreign exchange rates	135,957	—	13,633	—	18,112	167,702
Changes from effects of fair value measurement	—	—	—	(23,391)	—	(23,391)
Balance as of December 31, 2025	4,338,235	1,621,976	399,689	8,887	130,723	6,499,510
of which outstanding principal	4,303,763	1,555,975	399,319	—	—	6,259,057
of which accrued interest	34,472	66,001	370	—	—	100,843
1 - Other financial liabilities includes the imputed interest expense related to the PS3 Tooling and Equipment financing instrument. The full amount of all repayments of the PS3 Tooling and Equipment financing instrument are presented as Repayments of borrowings.